Leases	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Leases

Note M: Leases

Total lease expense for operating leases was $122,545,000, $90,731,000 and $85,945,000 for the years ended December 31, 2018, 2017 and 2016, respectively. The Company’s operating leases generally contain renewal and/or purchase options with varying terms. The Company has royalty agreements that generally require royalty payments based on tons produced or total sales dollars and also contain minimum payments. Total royalties, principally for leased properties, were $52,482,000, $51,827,000 and $55,257,000 for the years ended December 31, 2018, 2017 and 2016, respectively. The Company also has capital lease obligations for machinery and equipment.

Future minimum lease and royalty commitments for all noncancelable agreements and capital lease obligations as of December 31, 2018 are as follows:

(add 000)	Capital Leases	Operating Leases	Royalty Commitments
2019	$3,718	$105,955	$14,614
2020	2,695	70,478	11,364
2021	1,735	60,382	10,335
2022	1,004	57,531	9,545
2023	713	56,511	8,109
Thereafter	3,893	318,147	65,981
Total	13,758	$669,004	$119,948
Less: imputed interest	(2,879)
Present value of minimum lease payments	10,879
Less: current capital lease obligations	(3,249)
Long-term capital lease obligations	$7,630

 Of the total future minimum commitments, $172,877,000 relates to the Company’s contracts of affreightment.